PFM MULTI-MANAGER SERIES TRUST
(the “Trust”)

Supplement dated July 16, 2024
to the Trust’s Summary Prospectus and Prospectus and Statement of Additional Information
each dated January 29, 2024 for the
PFM Multi-Manager Fixed Income Fund

This supplement provides new and additional information to the Summary Prospectus and Prospectus, each dated January 29, 2024. You can find the Summary Prospectus and Prospectus, as well as other information about the PFM Multi-Manager Fixed-Income Fund, online at mmst.pfmam.com and may also obtain this information at no charge by calling 1-833-PFM-MMST (1-833-736-6678).

On May 14, 2024, the Board of Trustees of the Trust approved a subadvisory agreement for the PFM Multi-Manager Fixed Income Fund (the “Fund”) with a new sub-adviser, Penn Mutual Asset Management, LLC (“PMAM”) (the “Agreement”), which Agreement became effective as of July 16, 2024. Accordingly, information regarding PMAM outlined below is being added to the Fund’s Summary Prospectus and Prospectus effective as of July 16, 2024.
In addition, effective July 16, 2024, Michael Collins will no longer serve as a Portfolio Manager for the sleeve of the Fund managed by PGIM Inc. (“PGIM”). Accordingly, all references to Mr. Collins as a Portfolio Manager of the Fund are hereby removed from the Summary Prospectus and Prospectus. In addition, Mr. Matthew Angelucci and Mr. Tyler Thorn have been added as Portfolio Managers for the sleeve of the Fund managed by PGIM.
The list of sub-advisers for the Fund under the heading “Sub-Advisers” on page 9 of the Summary Prospectus and page 30 of the Prospectus is hereby revised to include the following sections for PMAM and PGIM, respectively:

Sub-Adviser	Portfolio Managers	Managed the Fixed-Income Fund Since:

Penn Mutual Asset Management, LLC	Mark Heppenstall, CFA is President and Chief Investment Officer.	2024
	Zhiwei Ren, CFA is a Managing Director and Portfolio Manager.	2024
	Greg Zappin, CFA is a Managing Director and Portfolio Manager.	2024

PGIM, Inc.	Richard Piccirillo is a Managing Director and Senior Portfolio Manager.	2017
	Gregory Peters is a Managing Director, Co- Chief Investment Officer of PGIM Fixed Income and Senior Portfolio Manager.	2017
	Matthew Angelucci, CFA is a Principal and Portfolio Manager.	2024
	Tyler Thorn is a Principal and Portfolio Manager.	2024

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The list of sub-advisers for the Fund under the heading “Sub-Advisers” on page 45 of the Prospectus is hereby revised as follows:

Fund	Sub-Adviser	Strategy	Sub-Adviser Since

PFM Multi-Manager Fixed-Income Fund	Brown Brothers Harriman & Co. 140 Broadway New York, New York 10005	Structured Fixed-Income	Inception

	Penn Mutual Asset Management, LLC 161 Washington Street, Suite 1111 Conshohocken, Pennsylvania 19428	Core Fixed-Income	May 2024

	PGIM, Inc. 655 Broad Street Newark, New Jersey 07102	Core Fixed-Income	Inception

	PineBridge Investments LLC; 65 E 55th Street, 6th Floor New York, New York 10022	Investment Grade Credit	Inception

	Teachers Advisors, LLC; 730 Third Avenue, 5th Floor, New York, New York 10017	Core Fixed-Income	Inception
The disclosure under the heading “Portfolio Managers” and sub-heading “PFM Multi-Manager Fixed Income Fund Portfolio Managers” beginning on page 48 of the Prospectus is hereby revised to include the following sections for PMAM and PGIM, respectively:

Penn Mutual Asset Management, LLC (PMAM)
Mark Heppenstall, CFA, serves as President and Chief Investment Officer of PMAM. He has been with the Firm for 10 years and has over 37 years of industry experience managing fixed income assets for institutional investors. Mr. Heppenstall graduated from Vanderbilt University with a Bachelor of Arts degree in U.S. History. He also earned a Master of Science degree in Industrial Administration from the Tepper School of Business at Carnegie Mellon University. Mr. Heppenstall has been a CFA Charterholder since 1991.
Zhiwei Ren, CFA, serves as a Managing Director and portfolio manager of PMAM. He leads quantitative research and derivative hedging. Mr. Ren has been with the firm for 15 years and has 19 years of industry experience. Mr. Ren graduated from Wuhan University with a Bachelor of Science degree in Computational Mathematics. He also earned a Master of Science degree in Applied Mathematics from Florida State University and a Master of Science degree in Financial Mathematics from Worcester Polytechnic Institute. Mr. Ren has been a CFA Charterholder since 2009.
Greg Zappin, CFA, serves as a Managing Director and portfolio manager of PMAM. He is responsible for the management of corporate fixed income investing. Mr. Zappin has been with the firm for 12 years and has 29 years of industry experience. Mr. Zappin graduated with a Bachelor of Science degree in Business Administration from the University of Massachusetts. He also earned a Master of Business Administration degree from Columbia Business School. Mr. Zappin has been a CFA Charterholder since 1997.
PGIM, Inc. (PGIM)
Richard Piccirillo is a Managing Director and senior portfolio manager for PGIM Fixed Income’s Core, Long Government/Credit, Core Plus, Absolute Return, and other multi-sector Fixed Income strategies. Mr. Piccirillo had
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specialized in mortgage-and asset-backed securities since joining the Firm in 1993. He received a BBA in Finance from George Washington University and an MBA in Finance and International Business from New York University.
Gregory Peters is a Managing Director and Co-Chief Investment Officer of PGIM Fixed Income. Mr. Peters is also a senior portfolio manager for PGIM U.S. and Global Multi-Sector Fixed Income strategies. He joined the firm in 2014. He received a BA in Finance from The College of New Jersey and an MBA from Fordham University. Mr. Peters is a member of the Fixed Income Analyst Society and the Bond Market Association.
Matthew Angelucci, CFA, is a Principal and portfolio manager of PGIM Fixed Income. Mr. Angelucci is also responsible for PGIM Global Bond Strategies. Mr. Angelucci specializes in country and sector allocation, global rates positioning, and issue selection within sovereign securities and derivatives. Mr. Angelucci joined the Firm in 2005. He received a BS in Corporate Finance and Accounting from Bentley University. Mr. Angelucci holds the CFA designation.
Tyler Thorn, is a Principal and a portfolio manager on the Multi-Sector Team at PGIM Fixed Income. Mr. Thorn joined the Firm in 2015 and previously was an analyst in PGIM’s Portfolio Analysis Group. He has also worked on the PGIM Quantitative Modeling and Strategies team. Mr. Thorn received a BS in business administration with concentrations in finance, economics, and computer science from Boston College.

Please keep this supplement with your Summary Prospectus and Prospectus for future reference.

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PFM MULTI-MANAGER SERIES TRUST
(the “Trust”)

Supplement dated July 16, 2024
to the Trust’s Statement of Additional Information
dated January 29, 2024 for the
PFM Multi-Manager Fixed Income Fund

This supplement provides new and additional information to the Statement of Additional Information (SAI), ,dated January 29, 2024. You can find the SAI, as well as other information about the PFM Multi-Manager Fixed-Income Fund, online at mmst.pfmam.com and may also obtain this information at no charge by calling 1-833-PFM-MMST (1-833-736-6678).

On May 14, 2024, the Board of Trustees of the Trust approved a subadvisory agreement for the PFM Multi-Manager Fixed Income Fund (the “Fund”) with a new sub-adviser, Penn Mutual Asset Management, LLC (“PMAM”) (the “Agreement”), which Agreement became effective as of July 16, 2024. Accordingly, information regarding PMAM outlined below is being added to the Fund’s SAI effective as of July 16, 2024.
In addition, effective July 16, 2024, Michael Collins will no longer serve as a Portfolio Manager for the sleeve of the Fund managed by PGIM Inc. (“PGIM”). Accordingly, all references to Mr. Collins as a Portfolio Manager of the Fund are hereby removed from the SAI. In addition, Mr. Matthew Angelucci and Mr. Tyler Thorn have been added as Portfolio Managers for the sleeve of the Fund managed by PGIM.
The list of sub-advisers for the Fund under the heading “Sub-Advisers” beginning on page 60 of the SAI is hereby revised as follows:

Fund	Sub-Advisers
PFM Multi-Manager Fixed-Income Fund	Brown Brothers Harriman & Co.
Penn Mutual Asset Management, LLC
PGIM, Inc.
Teachers Advisors, LLC
The following disclosure is added to the list of sub-adviser ownership and control information beginning on page 61 of the SAI:
Penn Mutual Asset Management, LLC (PMAM), 161 Washington Street, Suite 1111, Conshohocken, Pennsylvania 19428, serves as a Sub-Adviser to a portion of the PFM Multi-Manager Fixed-Income Fund. PMAM is a wholly-owned subsidiary of The Penn Mutual Life Insurance Company (Penn Mutual), a life insurance company that has been in the insurance and investment business since the late 1800s. PMAM had approximately $35 billion in assets under management as of March 31, 2024.

The following disclosure is added under the heading “Additional Portfolio Manager Information” and sub-heading “Other Accounts Managed by the Portfolio Managers” beginning on page 65 of the SAI:
Penn Mutual Asset Management, LLC (Fixed-Income Fund)

	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Mark Heppenstall	5	$979	0	$0	6	$23,900
Zhiwei Ren	10	$1,530	0	$0	6	$23,900
Greg Zappin	6	$1,024	1	$69	6	$23,900
PGIM, Inc. (Fixed-Income Fund)

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Richard Piccirillo*	53	$95,184	26	$35,792	141	$67,162
Gregory Peters**	53	$95,184	26	$35,792	141	$67,162
Matthew Angelucci	0	$0	0	$0	0	$0
Tyler Thorn	0	$0	0	$0	0	$0
*    Does not reflect performance-based fee accounts of 8 other accounts with assets of $2,973 million and 1 other pooled account with assets of $57 million.
**    Does not reflect performance-based fee accounts of 8 other accounts with assets of $2,973 million and 1 other pooled account with assets of $57 million.
The following disclosure is added under the heading “Additional Portfolio Manager Information” and sub-heading “Material Conflicts of Interest” beginning on page 69 of the SAI:
PMAM
Sub-Adviser to the Fixed-Income Fund
Potential Conflicts of Interest. The Portfolio Managers perform investment management and investment advisory services for multiple accounts, including the Fund. The Portfolio Managers make decisions for each portfolio taking into account the investment objectives, policies, guidelines and other relevant considerations that are applicable to that portfolio. PMAM believes that its written policies and procedures are reasonably designed to minimize potential conflicts of interest and to prevent material conflicts of interest that may arise when managing portfolios for multiple accounts with similar investment objectives. Certain PMAM portfolio managers may also manage the assets of the general account of Penn Mutual and its affiliate insurance companies. PMAM’s policies and procedures provide that the trading of insurance accounts will be performed in a manner that does not give an improper advantage to those accounts to the detriment of any other account managed by PMAM.

The following disclosure is added under the heading “Additional Portfolio Manager Information” and sub-heading “Portfolio Manager Compensation Structure and Methods” beginning on page 85 of the SAI:
PMAM (Fixed Income Fund): PMAM portfolio managers’ compensation consists of a base salary, which is reviewed and adjusted annually, in addition to an annual bonus program.
Incentive compensation for the Firm’s investment professionals is based entirely on team-oriented goals and performance. The compensation structure encourages team members to think broadly and identify best relative value across all fixed income sectors/securities and structure promotes short- and long-term decision making that is in the best interest of our clients and the Firm.
Additionally, the corporate governance of Penn Mutual has designed a framework to oversee the compensation of leadership across the Penn Mutual affiliates. This includes a Compensation Management Committee comprised of employees of Penn Mutual to provide assurance that compensation is reasonable and incentivizes our values, as referred to as Our Shared Commitment.
The following disclosure is added under the heading “Additional Portfolio Manager Information” and sub-heading “Disclosure of Securities Ownership” beginning on page 85 of the SAI:

Portfolio Manager	Name of Fund	Dollar Range Of Equity Securities In the Funds Managed by the Portfolio Manager
Mark Heppenstall (PMAM)	PFM Multi-Manager Fixed-Income Fund	None
Zhiwei Ren (PMAM)	PFM Multi-Manager Fixed-Income Fund	None
Greg Zappin (PMAM)	PFM Multi-Manager Fixed-Income Fund	None
Richard Piccirillo (PGIM)	PFM Multi-Manager Fixed-Income Fund	None
Gregory Peters (PGIM)	PFM Multi-Manager Fixed-Income Fund	None
Matthew Angelucci (PGIM)	PFM Multi-Manager Fixed-Income Fund	None
Tyler Thorn (PGIM)	PFM Multi-Manager Fixed-Income Fund	None
The following proxy voting policy for PMAM is added to Appendix B of the SAI:

Proxy Voting
Type: Operating Policy	Policy Number: 123.0	Responsible Department Ethics and Compliance
Origination Date: 8/1/2015	Amended Date: 2/6/2024	Review Cycle: Annual
Approved By: Chief Compliance Officer
Company: Penn Mutual Asset Management

Description
PMAM provides day-to-day investment management services to clients, which may include the voting of securities held in their accounts. Under the Investment Advisers Act of 1940, the adviser has a duty of care and loyalty with respect to all services undertaken for clients, including proxy voting. Rule 206(4)-6 under the Advisers Act requires that an adviser must vote proxies in a manner consistent with clients’ best interest and must not place its interests above those of its clients when doing so. It requires the adviser to: (i) adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, and (ii) disclose to the clients how they may obtain information on how the adviser voted. In addition, Rule 204-2 requires the adviser to keep records of proxy voting and client requests for information.

PMAM has adopted related procedures to address proxy voting. The following procedures are reasonably designed to ensure that PMAM votes securities held in those client accounts in the best interests of the client. PMAM has retained an independent firm (Service Provider) to assist it in voting the securities, if necessary. The Service Provider specializes in providing proxy advisory and voting services. These services include in-depth research, analysis, voting recommendations, as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance. Securities generally will be voted in accordance with the guidelines set forth by the Service Provider, except as set forth below with respect to proxies of affiliated mutual funds, and as PMAM may otherwise determine in the exercise of its fiduciary duty to its clients. Except with respect to proxies of affiliated mutual funds, the appropriate Portfolio Manager will review all voting recommendations made by the Service Provider with respect to securities for which PMAM has voting authority, including recommendations on voting for or against proposals described in the guidelines. If the Portfolio Manager determines that it is in the interest of a client account to vote securities differently than the recommendation made by the Service Provider, the Portfolio Manager will fully document the reasons for voting the securities differently in a memorandum to the Chief Compliance Officer.

Upon receipt of the memorandum, PMAM will direct the Service Provider to vote the securities in accordance with the determination made by the Portfolio Manager. In providing proxy advisory and voting services to PMAM, the Service Provider observes policies and procedures that address potential conflicts between the interests of PMAM client accounts and the interests of the Service Provider and its affiliates. PMAM relies, to a large extent, on the independence of the Service Provider, and the policies, procedures and practices it has in place, to avoid voting on any proposal that may be inappropriate because of conflict of interest. In addition, Portfolio Managers and the Chief Compliance Officer monitor the voting of securities that may present a conflict between the interests of a client and the interest of PMAM and its affiliates. PMAM is sensitized to the fact that any business or other relationship between PMAM (or any of its affiliates) and a company whose securities are to be voted could improperly influence a manager’s determination to vote the securities differently than recommended by the Service Provider. Except with respect to proxies of affiliated mutual funds, any potential conflict of interest identified by a Portfolio Manager is immediately referred to the Chief Compliance Officer for immediate resolution. With respect to proxies of an affiliated fund, such as the portfolios of the Funds, PMAM will vote such proxies in the same proportion as the vote of all other shareholders of the fund (i.e., “echo vote”), unless otherwise required by law. PMAM, acting on its own behalf or acting through the Service Provider, will provide a description of its proxy voting policies and procedures to its clients, and will inform its clients as to how they may obtain information on how PMAM voted their securities. PMAM, on its own behalf or acting through the Service Provider, will retain for a period of not less than six years its: (i) proxy voting policies and procedures, (ii) proxy statements that PMAM receives regarding client securities, (iii) records of votes casts on behalf of clients, (iv) any document prepared on behalf of PMAM that was material to making the determination of how to vote securities and (v) a copy of each written request for proxy voting information, and a copy of any written response made by or on behalf of PMAM to any request (oral or written) for proxy voting information.

Key Definition
Penn Mutual Asset Management (or “PMAM” or “Adviser”)
Roles and Responsibilities
All full, part-time and temporary employees.
Regulations
Investment Advisers Act of 1940 - Rule 206(4)-6
Related Policies
All Applicable Policies.
Related Procedures
Not Applicable.
Applicability and Distribution
This policy is applicable to all employees. This policy is not to be distributed to third parties without written approval from the policy approver.

Please keep this supplement with your SAI for future reference.